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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE 30, 2003
                                                 -------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     REDSKY PARTNERS LLC
Address:  800 NICOLLET MALL
          25TH FLOOR
          MINNEAPOLIS, MN 55402

Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     WILLIAM P. MILLER
Title:    MANAGING MEMBER
Phone:    612-659-4412

Signature, Place, and Date of Signing:


/S/ WILLIAM P. MILLER            MINNEAPOLIS, MINNESOTA        AUGUST 14 , 2003
---------------------            ----------------------        ----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                19
                                                 --------

Form 13F Information Table Value Total:          $172,093
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                                                (thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

THE AGGREGATE VALUE OF THE HOLDINGS FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED IS $1,240,394 (THOUSANDS).

List of Other Included Managers:                     NONE
                                                   --------



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            13F FILING FOR QUARTER ENDING 06/30/03 (PUBLIC)

Issuer                        Type           Cusip     Value x  Shares  SH/  Put/ Investment  Other    Voting    Voting     Voting
                                                          1000  Prn Amt PRN  Call Discretion  Managers Authority Authority Authority
                                                                                                        Sole       Shared     None
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORPORATION             ADRS STOCK     654902204   9,948    605,500 SH        SOLE                   605,500     0         0
VIACOM INC                    CLASS B STOCK  925524308  14,801    339,000 SH        SOLE                   339,000     0         0
AMERICAN INTERNATIONAL GROUP  COMMON STOCK   026874107  14,948    270,900 SH        SOLE                   270,900     0         0
AMGEN INC.                    COMMON STOCK   031162100  11,042    166,200 SH        SOLE                   166,200     0         0
AUTOMATIC DATA PROCESSING     COMMON STOCK   053015103   1,249     36,900 SH        SOLE                    36,900     0         0
BAKER HUGHES INC              COMMON STOCK   057224107   5,915    176,200 SH        SOLE                   176,200     0         0
BANK OF AMERICA CORP          COMMON STOCK   060505104   6,283     79,500 SH        SOLE                    79,500     0         0
BRISTOL MYERS SQUIBB CO       COMMON STOCK   110122108   8,759    322,600 SH        SOLE                   322,600     0         0
CITIGROUP INC                 COMMON STOCK   172967101  11,971    279,700 SH        SOLE                   279,700     0         0
DEERE & CO                    COMMON STOCK   244199105  10,918    238,900 SH        SOLE                   238,900     0         0
GUIDANT CORP                  COMMON STOCK   401698105  18,786    423,200 SH        SOLE                   423,200     0         0
KEYCORP                       COMMON STOCK   493267108   3,902    154,400 SH        SOLE                   154,400     0         0
MERRILL LYNCH & CO            COMMON STOCK   590188108   3,538     75,800 SH        SOLE                    75,800     0         0
NORTHROP GRUMMAN CORP         COMMON STOCK   666807102   4,340     50,300 SH        SOLE                    50,300     0         0
PNC FINANCIAL SERVICES GROUP  COMMON STOCK   693475105  16,664    341,400 SH        SOLE                   341,400     0         0
PAYCHEX INC                   COMMON STOCK   704326107   4,241    144,700 SH        SOLE                   144,700     0         0
TARGET CORP                   COMMON STOCK   87612E106  17,232    455,400 SH        SOLE                   455,400     0         0
UNION PACIFIC CORP            COMMON STOCK   907818108   4,299     74,100 SH        SOLE                    74,100     0         0
VERITAS SOFTWARE CORP         COMMON STOCK   923436109   3,257    113,600 SH        SOLE                   113,600     0         0

                                                       172,093  4,348,300                               4,348,300
